Goodwill (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Intangible assets and goodwill [Line Items]
Goodwill	$ 131,172,835	$ 117,190,763
International Business
Intangible assets and goodwill [Line Items]
Goodwill	54,148,858	40,166,680
Wines
Intangible assets and goodwill [Line Items]
Goodwill	32,416,144	32,416,144
Chile
Intangible assets and goodwill [Line Items]
Goodwill	44,607,833	44,607,939
Embotelladoras Chilenas Unidas S.A. | Chile
Intangible assets and goodwill [Line Items]
Goodwill	25,257,686	25,257,686
Manantial S.A. | Chile
Intangible assets and goodwill [Line Items]
Goodwill	8,879,245	8,879,245
Compañía Pisquera de Chile S.A. | Chile
Intangible assets and goodwill [Line Items]
Goodwill	9,808,550	9,808,550
Los Huemules S.R.L. | Chile
Intangible assets and goodwill [Line Items]
Goodwill	3,876	3,982
CCU Argentina S.A. and subsidiaries | International Business
Intangible assets and goodwill [Line Items]
Goodwill	34,781,464	23,812,988
Marzurel S.A., Coralina S.A. and Milotur S.A. | International Business
Intangible assets and goodwill [Line Items]
Goodwill	4,066,703	3,425,283
Bebidas del Paraguay S.A. y Distribuidora del Paraguay S.A. | International Business
Intangible assets and goodwill [Line Items]
Goodwill	5,491,823	4,672,582
Vina San Pedro Tarapaca S.A. [Member] | Wines
Intangible assets and goodwill [Line Items]
Goodwill	32,416,144	32,416,144
Cervecera Kunstmann SA [Member] | Chile
Intangible assets and goodwill [Line Items]
Goodwill	456,007	456,007
Bebidas Bolivianas BBO S.A. [Member] | International Business
Intangible assets and goodwill [Line Items]
Goodwill	9,808,868	8,255,827
Cervecería Szot SpA. [Member] | Chile
Intangible assets and goodwill [Line Items]
Goodwill	$ 202,469	$ 202,469